Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2025 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
For the years ending December 31
2026	¥ 19,333	$ 2,764
2027	9,042	1,293
2028	6,915	989
2029	4,402	629
2030	12,413	1,775
Thereafter	¥ 21,485	$ 3,073